Restructuring Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financial Restructuring [Line Items]
Employee severance pay and related costs	$ 2,099	$ 2,901
Non-cancelable lease, contract termination, and other charges	228	652
Other non-cash charges	1,181	526
Total restructuring charges	3,508	4,079
2012/13 Restructuring
Financial Restructuring [Line Items]
Employee severance pay and related costs		1,007
Non-cancelable lease, contract termination, and other charges	228	652
Total restructuring charges	228	1,659
2013/14 Restructuring
Financial Restructuring [Line Items]
Employee severance pay and related costs	402	1,894
Other non-cash charges	1,181	526
Total restructuring charges	1,583	2,420
Australia Restructuring
Financial Restructuring [Line Items]
Employee severance pay and related costs	277
Total restructuring charges	277
2014 Restructuring
Financial Restructuring [Line Items]
Employee severance pay and related costs	1,420
Total restructuring charges	$ 1,420